Equity Incentive Plan - Stock options (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended	12 Months Ended
	Aug. 31, 2025	May 31, 2025	May 31, 2024	May 31, 2023
Weighted average exercise price
Granted (in dollars per share)	$ 0.26
Stock Options
Number of shares
Options outstanding at the beginning of the period	38,324	25,849	19,823
Granted	725	13,025	14,251
Exercised	(100)	(500)
Forfeited, expired, and cancelled	(480)	(50)	(8,225)
Options outstanding at the end of the period	38,469	38,324	25,849	19,823
Options outstanding and exercisable (in shares)	29,787	28,594
Weighted average exercise price
Options outstanding at the beginning of the period (in dollars per share)	$ 0.46	$ 0.6	$ 0.99
Granted (in dollars per share)	0.3	0.17	0.21
Exercised (in dollars per share)	0.21	0.21
Forfeited, expired, and cancelled (in dollars per share)	1.93	0.66	0.87
Options outstanding at the end of the period (in dollars per share)	0.44	0.46	$ 0.6	$ 0.99
Options outstanding and exercisable (in dollars per share)	$ 0.46	$ 0.54
Additional Information
Weighted average remaining contractual life in years	7 years 6 months	7 years 7 months 24 days	7 years 9 months 7 days	7 years 10 months 13 days
Weighted average remaining contractual life in years exercisable	7 years 3 days	7 years 2 months 23 days
Aggregate intrinsic value in exercised	$ 6	$ 72
Aggregate intrinsic value in outstanding	3,035	4,039
Aggregate intrinsic value in outstanding and exercisable	$ 2,079	$ 2,653
Stock option granted, Shares	700